Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005443
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,957	$ 10,152	$ 10,580	$ 10,626	$ 11,494	$ 12,176	$ 12,699	$ 13,258	$ 13,793	$ 13,915	$ 14,948	$ 12,989	$ 15,088	$ 16,129	$ 15,998	$ 17,053	$ 13,073	$ 16,705	$ 18,063	$ 21,112	$ 21,743	$ 23,156	$ 23,175	$ 24,248	$ 21,518	$ 18,078	$ 17,347	$ 18,772	$ 20,123	$ 21,183	$ 20,174	$ 22,519	$ 24,430	$ 23,293	$ 24,662	$ 24,618	$ 22,874	$ 24,881	$ 25,306	$ 25,490
C000005444
Account Value [Line Items]
Accumulated Value	10,000	9,952	10,137	10,559	10,603	11,459	12,130	12,647	13,195	13,716	13,828	14,845	12,892	14,964	15,986	15,849	16,886	12,937	16,516	17,853	20,850	21,463	22,840	22,840	23,887	21,182	17,789	17,058	18,452	19,768	20,792	19,783	22,075	23,930	22,810	24,134	24,070	22,359	24,296	24,703	24,862
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell Midcap Growth Index
Account Value [Line Items]
Accumulated Value	10,000	10,058	10,215	10,684	10,733	11,473	11,956	12,588	13,445	13,737	14,171	15,244	12,806	15,319	16,146	16,038	17,348	13,872	18,070	19,763	23,522	23,389	25,979	25,781	26,516	23,180	18,296	18,176	19,431	21,206	22,528	21,351	24,457	26,779	25,919	27,614	29,863	27,736	32,785	33,696	32,448
Russell Midcap Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,058	$ 10,215	$ 10,684	$ 10,733	$ 11,473	$ 11,956	$ 12,588	$ 13,445	$ 13,737	$ 14,171	$ 15,244	$ 12,806	$ 15,319	$ 16,146	$ 16,038	$ 17,348	$ 13,872	$ 18,070	$ 19,763	$ 23,522	$ 23,389	$ 25,979	$ 25,781	$ 26,516	$ 23,180	$ 18,296	$ 18,176	$ 19,431	$ 21,206	$ 22,528	$ 21,351	$ 24,457	$ 26,779	$ 25,919	$ 27,614	$ 29,863	$ 27,736	$ 32,785	$ 33,696	$ 32,448